Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary of employees and directors share option activity
Number of options, Outstanding at the beginning of the period	4,735,732
Number of options, Granted	2,589,501
Number of options, Exercised	(45,354)
Number of options, Expired and forfeited	(1,452,288)
Number of options, Outstanding at the end of the period	5,827,591	4,735,732
Number of options, Vested and expected to vest	5,479,734
Number of options, Exercisable	2,730,807
Weighted average exercise price, Beginning of the period	$ 2.92
Weighted average exercise price, Granted	1.62
Weighted average exercise price, Exercised	1.56
Weighted average exercise price, Expired and forfeited	3.19
Weighted average exercise price, End of the period	2.29	$ 2.92
Weighted average exercise price, Options vested and expected to vest	2.50
Weighted average exercise price, Exercisable options	2.93
Weighted average fair value of options granted during the period	$ 0.60
Weighted average remaining contractual term	3 years 10 months 6 days	3 years 8 months 9 days
Weighted average remaining contractual term, Options vested and expected to vest	3 years 9 months 11 days
Weighted average remaining contractual term, Exercisable options	2 years 7 months 17 days
Aggregate intrinsic value	$ 1,875	$ 36
Aggregate intrinsic value, Options vested and expected to vest	1,686
Aggregate intrinsic value, Exercisable options	$ 177